As filed with the Securities and Exchange Commission on May 15, 2026
File No. 333-255884
File No. 811-23661

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
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Post-Effective Amendment No. 89
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and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
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Amendment No. 91
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HARBOR ETF TRUST
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor ETF Trust 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	STEPHANIE A. CAPISTRON, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on May 27, 2026 pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on     pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on     pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
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this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of the Harbor Active Commodity ETF

Explanatory Note
The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 83 under the Securities Act of 1933 (the “Securities Act”) until May 27, 2026. Parts A, B, and C of the Registrant’s Post-Effective Amendment No. 83 under the Securities Act of 1933 and Amendment No. 85 under the Investment Company Act of 1940, filed on December 12, 2025, are incorporated by reference herein.
On February 27, 2026, the Registrant submitted Post-Effective Amendment No. 86 to its Registration Statement under the Securities Act and Amendment No. 88 to its Registration Statement under the Investment Company Act (the “First Delaying Amendment”) solely to designate March 29, 2026, as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The First Delaying Amendment is hereby incorporated by reference.
On March 27, 2026, the Registrant submitted Post-Effective Amendment No. 87 to its Registration Statement under the Securities Act and Amendment No. 89 to its Registration Statement under the Investment Company Act (the “Second Delaying Amendment”) solely to designate April 26, 2026, as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Second Delaying Amendment is hereby incorporated by reference.
On April 24, 2026, the Registrant submitted Post-Effective Amendment No. 88 to its Registration Statement under the Securities Act and Amendment No. 89 to its Registration Statement under the Investment Company Act (the “Second Delaying Amendment”) solely to designate May 20, 2026, as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Third Delaying Amendment is hereby incorporated by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on May 15, 2026.
Harbor ETF Trust
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this filing has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	May 15, 2026
/s/ Howard M. Reich Howard M. Reich	Treasurer	May 15, 2026
/s/ Anne F. Ackerley* Anne F. Ackerley	Trustee	May 15, 2026
/s/ Scott M. Amero* Scott M. Amero	Trustee	May 15, 2026
/s/ Donna J. Dean* Donna J. Dean	Trustee	May 15, 2026
/s/ Robert Kasdin* Robert Kasdin	Trustee	May 15, 2026
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	May 15, 2026
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	May 15, 2026
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	May 15, 2026
/s/ Landis Zimmerman* Landis Zimmerman	Trustee	May 15, 2026
By* /s/ Charles F. McCain

 Charles F. McCain
 As Attorney-in-Fact
 Dated: May 15, 2026
* Pursuant to Powers of Attorney dated July 1, 2025 – filed with Post-Effective Amendment No. 79 on July 15, 2025